PARENT COMPANY INFORMATION - Outstanding bonds (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 32,257,932	$ 27,760,797
Parent [member]
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	1,124,520
Bonds issued	1,132,568	1,130,099
Parent [member] | Bonds issued November 2019, maturing November 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	$ 100,000
Outstanding bonds, Maturity	November, 2024
Interest Rate	6.42%
Bonds issued	$ 100,825	100,825
Parent [member] | Bonds issued November 2019, maturing November 2039 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	$ 300,000
Outstanding bonds, Maturity	November, 2039
Bonds issued	$ 303,229	302,126
Parent [member] | Bonds issued November 2019, maturing November 2039 [member] | IPC
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, Coupon rate	3.69%
Parent [member] | Bonds issued June 2017, maturing June 2042 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	$ 300,000
Outstanding bonds, Maturity	June, 2042
Bonds issued	$ 300,301	300,178
Parent [member] | Bonds issued June 2017, maturing June 2042 [member] | IPC
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, Coupon rate	3.99%
Parent [member] | Bonds issued November 2016, maturing November 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	$ 93,000
Outstanding bonds, Maturity	November, 2026
Bonds issued	$ 93,810	93,538
Parent [member] | Bonds issued November 2016, maturing November 2026 [member] | IPC
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, Coupon rate	3.86%
Parent [member] | Bonds issued November 2016, maturing November 2036 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	$ 207,000
Outstanding bonds, Maturity	November, 2036
Bonds issued	$ 208,861	208,259
Parent [member] | Bonds issued November 2016, maturing November 2036 [member] | IPC
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, Coupon rate	4.15%
Parent [member] | Bonds issued December 2009, maturing December 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	$ 124,520
Outstanding bonds, Maturity	December, 2024
Bonds issued	$ 125,542	$ 125,173
Parent [member] | Bonds issued December 2009, maturing December 2024 [member] | IPC
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, Coupon rate	5.20%